28. Financial instruments and risk management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	R$ 7,084,467	R$ 7,105,667
Cash and cash equivalents	(826,187)	(1,026,862)	R$ (562,207)	R$ (1,072,332)
Total deficit	(4,505,351)	(3,088,521)	R$ (3,375,934)	R$ (4,337,989)
Capital Management [Member]
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	7,084,467	7,105,667
Cash and cash equivalents	(826,187)	(1,026,862)
Short-term investments	(478,364)	(955,589)
Restricted cash	(822,132)	(268,047)
Net debt	4,957,784	4,855,169
Total deficit	(4,505,351)	(3,088,521)
Total capital and net debt	R$ 452,433	R$ 1,766,648